Goodwill and Other Intangible Assets - Other intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Future estimated amortization expense on specifically identifiable intangibles
Gross Carrying Amount	$ 3,163
Accumulated Amortization	(27)
Net Carrying Amount	3,136
Favorable lease
Future estimated amortization expense on specifically identifiable intangibles
Gross Carrying Amount	78
Accumulated Amortization	(4)
Net Carrying Amount	74
Trade names
Future estimated amortization expense on specifically identifiable intangibles
Gross Carrying Amount	3,085
Accumulated Amortization	(23)
Net Carrying Amount	$ 3,062
Predecessor
Future estimated amortization expense on specifically identifiable intangibles
Gross Carrying Amount		$ 15,759
Accumulated Amortization		(14,835)
Net Carrying Amount		924
Predecessor | Non-compete agreements
Future estimated amortization expense on specifically identifiable intangibles
Gross Carrying Amount		3,124
Accumulated Amortization		(3,124)
Predecessor | Trade names
Future estimated amortization expense on specifically identifiable intangibles
Gross Carrying Amount		7,224
Accumulated Amortization		(6,596)
Net Carrying Amount		628
Predecessor | Customer lists
Future estimated amortization expense on specifically identifiable intangibles
Gross Carrying Amount		3,072
Accumulated Amortization		(2,928)
Net Carrying Amount		144
Predecessor | Internally developed software
Future estimated amortization expense on specifically identifiable intangibles
Gross Carrying Amount		2,339
Accumulated Amortization		(2,187)
Net Carrying Amount		$ 152